Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of other non-current assets
	As of December 31, 2025	As of December 31, 2024
Prepayment for acquisition of property, plant and equipment	$408,032	$390,363